SHARE-BASED PAYMENT - Changes in outstanding RSU (Details) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) shares $ / shares	Jun. 30, 2025 USD ($) shares $ / shares	Dec. 31, 2025 shares $ / shares
Number of Units
Vested	(487,977)
Weighted- average fair value
Unrecognized compensation cost | $	$ 391	$ 343
Weighted-average period	1 year 3 months 21 days		1 year 2 months 19 days
RSU
Number of Units
Units at beginning of the period	3,318,272	2,521,360	2,521,360
Granted	462,254	1,099,650
Vested	(487,977)	(380,404)
Cancelled	(651,226)	(314,242)
Units outstanding at end of the year	2,641,323	2,926,364	3,318,272
Weighted- average fair value
Units at beginning of the period | $ / shares	$ 2.47	$ 2.01	$ 2.01
Granted | $ / shares	1.99	2.1
Vested | $ / shares	2.45	2.54
Cancelled | $ / shares	2.41	2.11
Units outstanding at end of year | $ / shares	$ 2.35	$ 1.96	$ 2.47
Unrecognized compensation cost | $	$ 2,248	$ 2,871
Weighted-average period	1 year 8 months 4 days		2 years 2 months 8 days